Subsequent Events (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Proceeds from issuance of note payable - related party	$ 245,000	$ 185,000	$ 529,000	$ 1,446,500
Investors [Member]
Short-term Debt [Line Items]
Gross proceeds issuance of notes payable	$ 100,000		$ 50,000
Warrant term	4 years		5 years
Warrants purchase of common stock	300,000		100,000
Warrant exercisable price, per share	$ 0.20		$ 0.20
Investors one [Member]
Short-term Debt [Line Items]
Gross proceeds issuance of notes payable	$ 25,000
Warrant term	4 years		5 years
Warrants purchase of common stock	75,000		81,500
Warrant exercisable price, per share	$ 0.20		$ 0.20
Proceeds from issuance of note payable - related party			$ 40,750
Investors two [Member]
Short-term Debt [Line Items]
Warrant term			5 years
Warrants purchase of common stock			35,000
Warrant exercisable price, per share			$ 0.20
Proceeds from issuance of note payable - related party			$ 135,000
Investors three [Member]
Short-term Debt [Line Items]
Gross proceeds issuance of notes payable			1,780,750
Short term debt			300,000
Accrued unpaid interest			$ 41,442
Warrant term			5 years
Warrants purchase of common stock			10,488,708
Warrant exercisable price, per share			$ 0.20
Consultants [Member]
Short-term Debt [Line Items]
Common stock to consultants in exchange for services			628,750
Placement Agent [Member]
Short-term Debt [Line Items]
Restricted common stock shares			375,000